Other Non-Current Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Other Non-Current Assets [Abstract]
Rental deposits	$ 1,232	7,460	8,061
Non-current portion of prepayment to suppliers and other business related expenses	862	5,218	5,043
Total	$ 2,094	12,678	13,104